Commitments And Contingent Liabilities (Schedule Of Future Minimum Lease Payments For Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 5,990
2014	2,358
2015	1,302
2016	855
2017 and thereafter
Operating Leases, Future Minimum Payments Due, Total	10,505
Facilities [Member]
2013	4,548
2014	1,365
2015	824
2016	672
2017 and thereafter
Operating Leases, Future Minimum Payments Due, Total	7,409
Motor Vehicles [Member]
2013	1,442
2014	993
2015	478
2016	183
2017 and thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 3,096